DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 27, 2014 Customer Brands		Jun. 28, 2013		Jun. 27, 2014 Segment Customer Brands		Jun. 28, 2013
Description of Business and Basis of Presentation [Line Items]
Number of customers	100,000				100,000
Number of distinct and targeted brands	13				13
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%				98.00%
Number of operating segments					1
Number of reportable segments					1
Net sales	$ 425,542	[1]	$ 405,706	[1]	$ 818,011	[1]	$ 786,459	[1]
Impairment of other intangible assets	67,500		0		67,500		0
JanSan [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	194,958	[1]	187,766	[1]	376,137	[1]	365,292	[1]
Plumbing [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	73,663	[1]	70,716	[1]	146,981	[1]	142,594	[1]
Hardware, Tools and Fixtures [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	36,053	[1]	32,790	[1]	70,805	[1]	63,686	[1]
HVAC [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	36,818	[1]	36,996	[1]	60,905	[1]	62,042	[1]
Electrical and Lighting [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	22,274	[1]	20,665	[1]	43,390	[1]	41,152	[1]
Appliances and Parts [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	22,372	[1]	19,939	[1]	43,044	[1]	38,140	[1]
Security and Safety [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	17,840	[1]	16,993	[1]	35,039	[1]	34,222	[1]
Other Products [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	$ 21,564	[1]	$ 19,841	[1]	$ 41,710	[1]	$ 39,331	[1]

[1]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.